Nationwide Life Insurance Company: • Nationwide VLI Sep Acct – 4	Nationwide Life and Annuity Insurance Company: • Nationwide VL Sep Acct – C

Prospectus supplement dated July 31, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual funds as investment options under your contract.  Effective July 31, 2008, these investment options have changed names as indicated below.

OLD NAME	NEW NAME
W&R Target Funds, Inc. – Asset Strategy Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Asset Strategy
W&R Target Funds, Inc. – Growth Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Growth
W&R Target Funds, Inc. – Real Estate Securities Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Real Estate Securities
W&R Target Funds, Inc. – Science and Technology Portfolio	Ivy Funds Variable Insurance Portfolios, Inc. – Science and Technology